Related Party Transactions (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Nov. 30, 2018	Feb. 29, 2020	May 31, 2019	May 31, 2018
Related Party Transaction [Line Items]
Repayment of loan				$ 120,089
Loan payable - Related party			93,761	$ 81,618
Imputed interest			$ 8,523
Sponsor [Member]
Related Party Transaction [Line Items]
Amount of loan for Initial Public Offering and working capital purposes		$ 201,707
Debt maturity date		Dec. 31, 2017
Repayment of loan	$ 120,089